UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
July 17, 2006 to August 17, 2006

Commission File Number of issuing entity: 333-129844-02

LB-UBS COMMERCIAL MORTGAGE TRUST 2006-C4
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-129844

STRUCTURED ASSET SECURITIES CORPORATION II
(Exact name of depositor as specified in its charter)

Lehman Brothers Holdings Inc. and UBS Real Estate Investments Inc.
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

20-5310474
20-5310453
20-5310499
20-5310515
20-5310548
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
(If Section 12(b))
Classes A-1, A-2, A-3, A-AB, A-4, A-1A, A-M, A-J, B, C, D, E, and F	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Attached as Exhibit 99.1 is the monthly distribution report for the period referenced above, delivered by the trustee to the holders of LB-UBS Commercial Mortgage Trust 2006-C4, Commercial Mortgage Pass-Through Certificates, Series 2006-C4, pursuant to the pooling and servicing agreement dated June 12, 2006 (the “Pooling and Servicing Agreement”), among the depositor, Wachovia Bank, National Association, as master servicer, LNR Partners, Inc., as special servicer and LaSalle Bank National Association.

PART II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.
With respect to the One Federal Street Mortgage Loan, based on financial information provided by the One Federal Street Mortgage Loan Mortgagor, the fiscal YE December 31, 2005 net operating income for the One Federal Street Mortgaged Property was $28,574,512.

With respect to the One New York Plaza Loan, based on financial information provided by the One New York Plaza Loan Mortgagor, the YTD net operating income as of June 30, 2006 for the One New York Plaza Mortgaged Property was $22,812,000.

Item 9. Exhibits.

(a)	99.1 Monthly distribution report pursuant to Section 4.02 of the Pooling and Servicing Agreement for the period of July 17, 2006 to August 25, 2006. (date and time stamped: 15-Aug-2006-13:39)

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Structured Asset Securities Corporation II

Date:	September 11, 2006	/s/ David Nass
By: David Nass
Title: Senior Vice President